INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		116 Months Ended	119 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Cash Flows used in Operating Activities
Net gain (loss) for the period	$ 358,637	$ (453,517)	$ (3,700,046)	$ (8,301,705)	$ (40,654,168)	$ (40,295,531)
Adjustments to reconcile net loss to net cash used in operations:
Amortization and depreciation	192	465	576	1,858	5,631	5,823
Accretion of debt discount	0	0	0	98,081	2,174,661	2,174,661
Stock-based compensation	0	0	1,002,500	302,208	5,845,047	5,845,047
Amortization of deferred financing charge	0	1,215	1,215	62,399	163,927	163,927
Change in fair value of derivative liability	(683,000)	0	(15,000)	(67,500)	448,274	(234,726)
Consulting expense recorded in exchange for shares to be issued	0	0	0	0	236,337	236,337
Common shares issued for consulting expenses	0	0	0	15,895	406,405	406,405
Promissory note issued for severance	0	0	0	0	71,500	71,500
Common shares issued for severance	0	0	0	75,000	415,600	415,600
Common shares issued for research and development expenses	0	0	0	0	800,000	800,000
Management fees contributed	0	0	0	0	14,625	14,625
Debt conversion expense	0	0	0	0	504,160	504,160
Loss on settlement of accounts payable	0	0	976,880	0	1,754,933	1,754,933
Loss on extinguishment of debt	0	0	495,328	3,829,333	5,010,868	5,010,868
Rent contributed	0	0	0	0	3,750	3,750
Unrealized foreign exchange	(10,499)	0	(4,937)	0	(4,937)	(15,436)
Changes in non-cash working capital balances related to operations:
VAT recoverable	0	0	0	809	0	0
Prepaid expenses	(20,449)	0	0	9,630	0	(20,449)
Accounts payable and accrued liabilities	(79,871)	320,264	465,911	2,281,052	6,238,459	6,158,588
Net cash used in operating activities	(434,990)	(131,573)	(777,573)	(1,692,940)	(16,564,928)	(16,999,918)
Cash Flows used in Investing Activities
Acquisition of equipment	(2,327)	0	0	0	(5,631)	(7,958)
Net cash used in investing activities	(2,327)	0	0	0	(5,631)	(7,958)
Cash Flows provided by Financing Activities
Issuance of common shares, net of share issue costs	188,170	0	801,285	996,250	11,048,118	11,236,288
Share subscriptions received	0	0	60,000	0	60,000	60,000
Proceeds from promissory notes	0	200,000	250,000	581,500	5,649,000	5,649,000
Financing fees	0	0	0	(8,150)	(108,150)	(108,150)
Repayment of promissory note	0	0	0	0	(100,000)	(100,000)
Due to related parties	0	0	0	0	33,665	33,665
Shareholder advances	0	0	0	0	333,000	333,000
Net cash provided by financing activities	188,170	200,000	1,111,285	1,569,600	16,915,633	17,103,803
Increase (decrease) in cash during the period	(249,147)	68,427	333,712	(123,340)	345,074	95,927
Cash, beginning of period	345,074	11,362	11,362	134,702	0	0
Cash, end of period	$ 95,927	$ 79,789	$ 345,074	$ 11,362	$ 345,074	$ 95,927